Earnings Per Share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	$ 1,796	11,406	26,955	$ 3,044	19,342	54,011
Denominator:
Basic weighted average shares (in shares)	36,379,789	36,379,789	38,078,756	36,201,755	36,201,755	38,036,997
Effect of dilutive non-vested equity share units, performance shares, options and warrants	0	0	640,534	0	0	921,173
Diluted weighted average shares (in shares)	36,379,789	36,379,789	38,719,290	36,201,755	36,201,755	38,958,170
Basic earnings per share: (in dollars per share)	$ 0.05	0.31	0.71	$ 0.08	0.53	1.42
Diluted earnings per share: (in dollars per share)	$ 0.05	0.31	0.70	$ 0.08	0.53	1.39